ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable
Accounts receivable	¥ 9,176	¥ 17,124
Allowance for uncollectible Accounts receivable		(2,058)	¥ (23,256)
Accounts receivable, net	9,176	15,066
Movement of allowance for uncollectible receivables
Opening balance	2,058	23,256	184,698
Current period net provision		(9,577)	(67,755)
Write off in the current period	(2,058)	(11,621)	(93,687)
Ending balance		2,058	23,256
Contract assets
Contract assets	3,435,734	3,619,516
Allowance for Uncollectible Contract assets	(314,966)	(313,854)	(232,571)
Contract assets, net	3,120,768	3,305,662
Movement of allowance for uncollectible contract assets
Opening balance	313,854	232,571	6,893
Current year net provision	223,943	210,087	231,799
Write off in the current period	(222,831)	(128,804)	(6,121)
Ending balance	314,966	313,854	232,571
Accounts receivable and contract assets
Accounts receivable and contract assets	343,809	959,024
Allowance for uncollectible accounts receivable and contract assets	(95,607)	(122,017)
Accounts receivable and contract Assets, net	248,202	837,007
Opening balance	122,017	8,299
Current year net provision	14,123	124,095
Write off in the current period	(40,533)	(10,377)
Ending balance	95,607	122,017	8,299
Amount of contract assets originated in current fiscal year	3,444,910	3,636,640
2022
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	3,194,616
2021
Accounts receivable and contract assets
Accounts receivable and contract assets		3,207,537
Amount of contract assets originated in current fiscal year	241,403
2020
Accounts receivable and contract assets
Accounts receivable and contract assets		429,103
Amount of contract assets originated in current fiscal year	8,891
Loan facilitation service
Accounts receivable
Accounts receivable		502
Allowance for uncollectible Accounts receivable		(375)	(17,462)
Accounts receivable, net		127
Movement of allowance for uncollectible receivables
Opening balance	375	17,462	184,425
Current period net provision		(11,309)	(102,832)
Write off in the current period	(375)	(5,778)	(64,131)
Ending balance		375	17,462
Contract assets
Contract assets	2,951,326	3,097,872
Allowance for Uncollectible Contract assets	(288,365)	(287,397)	(222,526)
Contract assets, net	2,662,961	2,810,475
Movement of allowance for uncollectible contract assets
Opening balance	287,397	222,526	6,662
Current year net provision	158,696	157,708	220,582
Write off in the current period	(157,728)	(92,837)	(4,718)
Ending balance	288,365	287,397	222,526
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	2,951,325	3,098,373
Loan facilitation service | 2022
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	2,723,311
Loan facilitation service | 2021
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	223,233	2,708,137
Loan facilitation service | 2020
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	4,781	390,236
Post facilitation service
Accounts receivable
Accounts receivable		5,825
Allowance for uncollectible Accounts receivable		(1,683)	(3,958)
Accounts receivable, net		4,142
Movement of allowance for uncollectible receivables
Opening balance	1,683	3,958	273
Current period net provision		1,732	33,241
Write off in the current period	(1,683)	(4,007)	(29,556)
Ending balance		1,683	3,958
Contract assets
Contract assets	321,477	282,767
Allowance for Uncollectible Contract assets	(26,601)	(26,457)	(10,045)
Contract assets, net	294,876	256,310
Movement of allowance for uncollectible contract assets
Opening balance	26,457	10,045	231
Current year net provision	65,247	52,379	11,217
Write off in the current period	(65,103)	(35,967)	(1,403)
Ending balance	26,601	26,457	10,045
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	321,477	288,593
Post facilitation service | 2022
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	299,197
Post facilitation service | 2021
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	18,170	249,726
Post facilitation service | 2020
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	4,110	38,867
Referral services fees
Accounts receivable
Accounts receivable	9,176	10,797
Allowance for uncollectible Accounts receivable			(1,836)
Accounts receivable, net	9,176	10,797
Movement of allowance for uncollectible receivables
Opening balance		1,836
Current period net provision			1,836
Write off in the current period		(1,836)
Ending balance			1,836
Contract assets
Contract assets	162,931	238,877
Contract assets, net	162,931	238,877
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	172,108	249,674
Referral services fees | 2022
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	172,108
Referral services fees | 2021
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year		249,674
Contract assets | Loan facilitation service
Accounts receivable and contract assets
Accounts receivable and contract assets	331,457	953,846
Allowance for uncollectible accounts receivable and contract assets	(88,348)	(120,208)
Accounts receivable and contract Assets, net	243,109	833,638
Opening balance	120,208	8,072
Current year net provision	(4,334)	117,613
Write off in the current period	(27,526)	(5,477)
Ending balance	88,348	120,208	8,072
Contract assets | Post facilitation service
Accounts receivable and contract assets
Accounts receivable and contract assets	20,907	5,178
Allowance for uncollectible accounts receivable and contract assets	(7,259)	(1,809)
Accounts receivable and contract Assets, net	13,648	3,369
Opening balance	1,809	227
Current year net provision	18,457	6,482
Write off in the current period	(13,007)	(4,900)
Ending balance	7,259	¥ 1,809	¥ 227
Contract assets | Referral services fees
Accounts receivable and contract assets
Accounts receivable and contract assets	(8,555)
Accounts receivable and contract Assets, net	¥ (8,555)